Cash, Cash Equivalents and Restricted Cash - Narrative (Details) - MSGE SPINCO, INC [Member] - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Money market fund, at carrying value	$ 50,527
Time deposits, at carrying value		$ 250,116